Financial Risk Management and Financial Instruments - Summary of Weightings Applied to Valuation Method (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PWERM
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	50.00%
Secondary Market Transactions
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings	50.00%
Bottom Of Range [Member] | PWERM
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		50.00%	80.00%
Bottom Of Range [Member] | Secondary Market Transactions
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		20.00%	0.00%
Top of range | PWERM
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		80.00%	100.00%
Top of range | Secondary Market Transactions
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of weightings		50.00%	20.00%